Loans and Advance to Banks - Provisions for loans to banks (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Reconciliation of provision for loans to banks
Balance at beginning of period		$ (1,173,187)
Balance at end of period	$ (1,234,943)	(760,021)	$ (1,173,187)
Accumulated Amortization and Impairment
Reconciliation of provision for loans to banks
Balance at beginning of period		259	353
Provisions established (released), net		5	(94)
Balance at end of period		264	259
Accumulated Amortization and Impairment | Domestic banks
Reconciliation of provision for loans to banks
Balance at beginning of period		49	36
Provisions established (released), net		(30)	13
Balance at end of period		19	49
Accumulated Amortization and Impairment | Foreign banks
Reconciliation of provision for loans to banks
Balance at beginning of period		210	317
Provisions established (released), net		35	(107)
Balance at end of period		$ 245	$ 210